UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scuddet High Income Plus Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                    Principal
                                                                                                    Amount ($) (a) Value ($)
                                                                              ----------------------------------------------



Corporate Bonds 74.4%
Consumer Discretionary 18.6%
Adesa, Inc., 7.625%, 6/15/2012                                                              141,000                 148,755
AMC Entertainment, Inc., 8.0%, 3/1/2014                                                     365,000                 361,806
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007                                    360,000                 360,450
Ames True Temper, Inc., 144A, 6.64%**, 1/15/2012                                            210,000                 204,225
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014  (d)                                404,000                 387,840
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011                                        209,000                 209,000
Cablevision Systems New York Group, 144A, 6.669%**, 4/1/2009                                275,000                 298,375
Caesars Entertainment, Inc., 9.375%, 2/15/2007                                              108,000                 118,125
Charter Communications Holdings LLC, Step-up Coupon,
0% to 5/15/2006, 11.75% to 5/15/2011                                                        780,000                 542,100
9.625%, 11/15/2009  (d)                                                                     785,000                 639,775
10.25%, 9/15/2010                                                                         1,285,000               1,336,400
Cooper Standard Automotive, Inc., 144A, 8.375%, 12/15/2014                                  340,000                 323,000
CSC Holdings, Inc., 7.875%, 12/15/2007                                                      350,000                 377,125
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                         1,556,000               1,863,310
DIMON, Inc.:
7.75%, 6/1/2013                                                                              82,000                  88,560
Series B, 9.625%, 10/15/2011                                                              1,008,000               1,128,960
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012                                                                 118,000                 121,245
Series B, 9.0%, 5/1/2009                                             EUR                     55,000                  67,742
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                                                 290,000                 292,900
Eye Care Centers of America, Inc., 144A, 10.75%, 2/15/2015                                  170,000                 167,442
Foot Locker, Inc., 8.5%, 1/15/2022                                                          170,000                 189,550
Friendly Ice Cream Corp., 8.375%, 6/15/2012  (d)                                            511,000                 494,393
General Motors Corp., 8.25%, 7/15/2023                                                      136,000                 137,147
GNC Corp., 144A, 8.625%, 1/15/2011                                                          125,000                 125,000
Icon Health & Fitness, Inc., 11.25%, 4/1/2012                                               265,000                 221,275
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008                               290,000                 221,125
ITT Corp., 7.375%, 11/15/2015                                                               135,000                 151,200
Jacobs Entertainment Co., 11.875%, 2/1/2009                                                 766,000                 859,835
Kellwood Co., 7.625%, 10/15/2017                                                             63,000                  68,985
Levi Strauss & Co.:
144A, 9.75%, 1/15/2015                                                                      155,000                 150,737
11.625%, 1/15/2008                                                                           85,000                  89,038
Mediacom LLC, 9.5%, 1/15/2013  (d)                                                          725,000                 723,187
MGM MIRAGE:
8.375%, 2/1/2011  (d)                                                                       624,000                 698,880
9.75% , 6/1/2007                                                                            200,000                 222,000
NCL Corp., 144A, 10.625%, 7/15/2014                                                         495,000                 497,475
Norcraft Holdings/Capital, Step-up Coupon,
0% to 9/1/2008, 9.75% to 9/1/2012                                                           475,000                 351,500
Paxson Communications Corp., 10.75%, 7/15/2008  (d)                                         280,000                 294,700
PEI Holding, Inc., 11.0%, 3/15/2010                                                         392,000                 454,720
Petro Stopping Centers, 9.0%, 2/15/2012                                                     623,000                 647,920
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013                                              145,000                 156,963
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                                  329,000                 356,965
PRIMEDIA, Inc.:
7.665%**, 5/15/2010                                                                         542,000                 571,810
8.875%, 5/15/2011                                                                           377,000                 397,735
Renaissance Media Group LLC, 10.0%, 4/15/2008                                               304,000                 313,500
Rent-Way, Inc., 11.875%, 6/15/2010                                                          169,000                 187,590
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                                 40,000                  46,900
Restaurant Co., 11.25%, 5/15/2008                                                           414,037                 411,967
Sbarro, Inc., 11.0%, 9/15/2009  (d)                                                         220,000                 221,100
Schuler Homes, Inc., 10.5%, 7/15/2011                                                       466,000                 532,405
Simmons Bedding Co., 144A, Step-up Coupon,
0% to 12/15/2009, 10.0% to 12/15/2014                                                       600,000                 369,000
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                             730,000                 759,200
8.75%, 12/15/2011                                                                           651,000                 693,315
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                                         573,000                 610,245
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                       774,000                 744,007
True Temper Sports, Inc., 8.375%, 9/15/2011                                                 198,000                 188,100
Trump Holdings & Funding, 12.625%, 3/15/2010 *                                              275,000                 305,250
TRW Automotive, Inc.:
11.0%, 2/15/2013                                                                            407,000                 476,190
11.75%, 2/15/2013                                                    EUR                    145,000                 228,673
United Auto Group, Inc., 9.625%, 3/15/2012                                                  431,000                 469,790
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                                398,000                 449,740
VICORP Restaurants, Inc., 10.5%, 4/15/2011                                                  202,000                 205,535
Virgin River Casino Corp., 144A, 9.0%, 1/15/2012                                             30,000                  31,350
Visteon Corp.:
7.0%, 3/10/2014  (d)                                                                        521,000                 476,715
8.25%, 8/1/2010                                                                             257,000                 258,285
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                           347,000                 371,290
Williams Scotsman, Inc., 9.875%, 6/1/2007                                                   674,000                 674,000
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                                 865,000                 849,862
XM Satellite Radio, Inc., Step-up Coupon,
0% to 12/31/2005, 14.0% to 12/31/2009                                                       385,912                 394,595
Young Broadcasting, Inc., 8.75%, 1/15/2014                                                  510,000                 507,450
                                                                                                               ------------
                                                                                                                 27,895,329

Consumer Staples 2.4%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                    154,000                 160,160
Del Laboratories, Inc., 144A, 8.0%, 2/1/2012                                                230,000                 227,700
Duane Reade, Inc.:
144A, 7.01%**, 12/15/2010                                                                   140,000                 142,800
144A, 9.75%, 8/1/2011  (d)                                                                  480,000                 434,400
National Beef Packing Co., 10.5%, 8/1/2011                                                  110,000                 112,475
North Atlantic Holding, Inc., Step-up Coupon,
0% to 3/1/2008, 12.25% to 3/1/2014                                                          270,000                  83,700
Pierre Foods, Inc., 144A, 9.875%, 7/15/2012                                                 185,000                 193,325
Pinnacle Foods Holding Corp.:
144A, 8.25%, 12/1/2013                                                                      383,000                 350,445
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                             340,000                 337,025
Rite Aid Corp., 11.25%, 7/1/2008                                                            568,000                 611,310
Standard Commercial Corp., 8.0%, 4/15/2012                                                  158,000                 162,345
Swift & Co., 12.5%, 1/1/2010                                                                388,000                 440,380
Wornick Co., 10.875%, 7/15/2011                                                             279,000                 301,320
                                                                                                               ------------
                                                                                                                  3,557,385

Energy 5.2%
Avista Corp., 9.75%, 6/1/2008                                                               484,000                 557,173
Belden & Blake Corp., 144A, 8.75%, 7/15/2012                                                415,000                 417,594
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                           420,000                 436,800
9.0%, 8/15/2012                                                                             200,000                 226,500
CITGO Petroleum Corp., 144A, 6.0%, 10/15/2011                                               215,000                 213,388
Dynegy Holdings, Inc.:
6.875%, 4/1/2011                                                                             75,000                  69,750
7.125%, 5/15/2018                                                                           410,000                 347,475
7.625%, 10/15/2026                                                                          115,000                  95,737
144A, 9.875%, 7/15/2010                                                                     490,000                 536,550
Edison Mission Energy, 7.73%, 6/15/2009                                                     969,000               1,027,140
El Paso Production Holding Corp., 7.75%, 6/1/2013                                           583,000                 606,320
Mission Resources Corp., 9.875%, 4/1/2011                                                   365,000                 393,287
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                       535,000                 540,350
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027                                       160,000                 131,200
Southern Natural Gas, 8.875%, 3/15/2010                                                     338,000                 376,025
Stone Energy Corp.:
144A, 6.75%, 12/15/2014                                                                     270,000                 263,925
8.25%, 12/15/2011                                                                           506,000                 543,950
Williams Companies, Inc.:
8.125%, 3/15/2012                                                                           534,000                 614,100
8.75%, 3/15/2032                                                                            283,000                 339,600
                                                                                                               ------------
                                                                                                                  7,736,864

Financials 7.9%
AAC Group Holding Corp., 144A, Step-up Coupon,
0% to 10/1/2008, 10.25% to 10/1/2012                                                        330,000                 219,450
Affinia Group, Inc., 144A, 9.0%, 11/30/2014  (d)                                            630,000                 648,900
Alamosa Delaware, Inc., Step-up Coupon,
0% to 7/31/2005, 12.0% to 7/31/2009                                                         184,000                 198,260
AmeriCredit Corp., 9.25%, 5/1/2009                                                          772,000                 827,970
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                       165,000                 103,296
BF Saul (REIT), 7.5%, 3/1/2014                                                              511,000                 526,330
DFG Holdings, Inc.:
144A, 13.95%, 5/15/2012                                                                     113,679                 113,679
144A, 16.0%, 5/15/2012                                                                      115,409                 126,950
Dow Jones CDX:
144A, Series 3-1, 7.75%, 12/29/2009                                                         745,000                 757,106
144A, Series 3-3, 8.0%, 12/29/2009  (d)                                                   1,745,000               1,768,994
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                              577,000                 620,275
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                          552,000                 666,630
FINOVA Group, Inc., 7.5%, 11/15/2009                                                      2,909,140               1,338,204
General Motors Acceptance Corp., 6.75%, 12/1/2014                                           140,000                 137,261
LNR Property Corp., 7.625%, 7/15/2013                                                       170,000                 194,650
Poster Financial Group, Inc., 8.75%, 12/1/2011                                              485,000                 490,456
PXRE Capital Trust I, 8.85%, 2/1/2027                                                       315,000                 315,000
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                               283,000                 229,230
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                            180,000                 210,600
Radnor Holdings Corp., 11.0%, 3/15/2010                                                     360,000                 326,700
RC Royalty Subordinated LLC, 1.0%, 1/1/2018                                                 225,000                 198,889
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                                    69,000                  73,140
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                         474,000                 419,490
UAP Holdings Corp., 144A, Step-up Coupon,
0% to 1/15/2008, 10.75% to 7/15/2012                                                        199,000                 159,200
UGS Corp., 144A, 10.0%, 6/1/2012                                                            434,000                 483,910
Universal City Development, 11.75%, 4/1/2010                                                532,000                 625,100
                                                                                                               ------------
                                                                                                                 11,779,670

Health Care 2.9%
AmeriPath, Inc., 10.5%, 4/1/2013                                                            158,000                 165,110
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                                        340,000                 341,700
Curative Health Services, Inc., 10.75%, 5/1/2011                                            223,000                 200,700
Encore Medical Corp., 144A, 9.75%, 10/1/2012                                                180,000                 180,900
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009  (d)                                      351,000                 351,000
HEALTHSOUTH Corp., 10.75%, 10/1/2008  (d)                                                   543,000                 572,186
IDI Acquisition Corp., 144A, 10.75%, 12/15/2011                                             180,000                 184,500
InSight Health Services Corp., Series B, 9.875%, 11/1/2011                                  291,000                 289,545
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                               254,000                 233,680
Tenet Healthcare Corp.:
6.375%, 12/1/2011  (d)                                                                    1,165,000               1,045,587
144A, 9.25%, 2/1/2015                                                                       450,000                 450,000
Warner Chilcott Corp., 144A, 8.75%, 2/1/2015                                                375,000                 385,313
                                                                                                               ------------
                                                                                                                  4,400,221

Industrials 11.4%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                          460,000                 496,800
Allied Security Escrow Corp., 144A, 11.375%, 7/15/2011                                      339,000                 355,103
Allied Waste North America, Inc., Series B, 5.75%, 2/15/2011                              1,171,000               1,068,537
American Commercial Lines LLC, 6.25%, 6/30/2006                                             375,000                 377,813
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                   123,000                 143,295
Anthony Crane Rental Corp.:
Zero Coupon, 7/22/2049                                                                      250,000                 227,500
1.0%, 7/20/2006                                                                             500,000                 455,000
Avondale Mills, Inc., 144A, 9.56%**, 7/1/2012                                               330,000                 313,500
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                             461,000                 394,155
9.25%, 5/1/2021                                                                             192,000                 199,680
Cenveo Corp., 7.875%, 12/1/2013                                                             493,000                 431,375
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                    687,000                 728,220
Collins & Aikman Products, 10.75%, 12/31/2011  (d)                                          375,000                 371,250
Congoleum Corp., 8.625%, 8/1/2008 *                                                         165,000                 166,650
Continental Airlines, Inc., 8.0%, 12/15/2005  (d)                                           130,000                 127,725
Cornell Companies, Inc., 10.75%, 7/1/2012                                                   398,000                 425,860
Corrections Corp. of America, 9.875%, 5/1/2009                                              522,000                 574,200
Dana Corp., 7.0%, 3/1/2029                                                                  443,000                 440,060
Delta Air Lines, Inc., 8.3%, 12/15/2029  (d)                                                273,000                 107,835
Eagle-Picher Industries, Inc., 9.75%, 9/1/2013                                               85,000                  74,800
Erico International Corp., 8.875%, 3/1/2012                                                 326,000                 335,780
Evergreen International Aviation, Inc., 12.0%, 5/15/2010                                    132,000                 101,640
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012                                  565,000                 545,225
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                                671,000                 748,165
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                                 40,000                  44,800
Kansas City Southern:
7.5%, 6/15/2009                                                                             543,000                 564,720
9.5%, 10/1/2008                                                                             645,000                 724,012
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                                 735,000                 712,950
Laidlaw International, Inc., 10.75%, 6/15/2011                                              348,000                 400,200
Millennium America, Inc.:
7.625%, 11/15/2026                                                                          651,000                 639,607
9.25%, 6/15/2008                                                                            643,000                 713,730
Remington Arms Co., Inc., 10.5%, 2/1/2011                                                   260,000                 250,250
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                           335,000                 337,094
Ship Finance International Ltd., 8.5%, 12/15/2013                                           490,000                 499,800
SPX Corp.:
6.25%, 6/15/2011                                                                            115,000                 123,050
7.5%, 1/1/2013                                                                              475,000                 521,313
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                             190,000                 190,000
10.375%, 7/1/2012                                                                           476,000                 530,740
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                       274,000                 318,525
Thermadyne Holdings Corp., 9.25%, 2/1/2014                                                  300,000                 291,000
United Rentals North America, Inc.:
6.5%, 2/15/2012                                                                             375,000                 368,437
7.0%, 2/15/2014                                                                             548,000                 509,640
Westlake Chemical Corp., 8.75%, 7/15/2011                                                   212,000                 235,850
                                                                                                               ------------
                                                                                                                 17,185,886

Information Technology 1.2%
Activant Solutions, Inc., 10.5%, 6/15/2011                                                  320,000                 344,800
Itron, Inc., 144A, 7.75%, 5/15/2012                                                         236,000                 236,590
Lucent Technologies, Inc.:
6.45%, 3/15/2029                                                                          1,132,000               1,010,310
7.25%, 7/15/2006                                                                            149,000                 154,960
Spheris, Inc., 144A, 11.0%, 12/15/2012                                                      105,000                 108,675
                                                                                                               ------------
                                                                                                                  1,855,335

Materials 11.6%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                                       340,000                 289,000
ARCO Chemical Co., 9.8%, 2/1/2020                                                         1,750,000               1,977,500
Associated Materials, Inc., Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/1/2014                                                          995,000                 711,425
Caraustar Industries, Inc., 9.875%, 4/1/2011                                                357,000                 391,807
Constar International, Inc., 11.0%, 12/1/2012                                               430,000                 449,887
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                           338,000                 363,350
13.0%, 6/15/2009                                                                            805,000                 841,225
Edgen Acquisition Corp., 144A, 9.875%, 2/1/2011                                             240,000                 242,400
GEO Specialty Chemicals, Inc.:
10.125%, 8/1/2008 *                                                                         222,000                 133,200
11.06%, 12/31/2009                                                                          107,000                 110,210
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                             963,000               1,129,117
9.375%, 2/1/2013                                                                            455,000                 523,819
Hercules, Inc.:
6.75%, 10/15/2029                                                                           283,000                 290,075
11.125%, 11/15/2007                                                                         361,000                 424,175
Hexcel Corp., 9.75%, 1/15/2009                                                              271,000                 282,518
Huntsman Advanced Materials, 144A, 11.0%, 7/15/2010                                         412,000                 484,100
Huntsman International LLC:
144A, 7.375%, 1/1/2015                                                                       70,000                  69,650
10.125%, 7/1/2009                                                    EUR                    287,000                 393,700
Huntsman LLC, 11.625%, 10/15/2010                                                           643,000                 749,095
IMC Global, Inc., 10.875%, 8/1/2013                                                         141,000                 171,668
Intermet Corp.:
144A, 1.0%**, 3/31/2009 *                                                                 1,000,000                 991,250
9.75%, 6/15/2009 *                                                                          172,000                  96,320
International Steel Group, Inc., 6.5%, 4/15/2014                                            611,000                 659,880
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                             431,000                 434,232
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                                      636,000                 705,960
144A, 13.0%, 9/30/2013                                                                      299,822                 307,318
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                    578,000                 622,795
Owens-Brockway Glass Container, 8.25%, 5/15/2013                                            135,000                 146,813
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *                                          544,645                 337,680
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.125% to 6/15/2009                                       76,000                  70,680
11.125%, 9/1/2009                                                                           402,000                 438,682
Portola Packaging, Inc., 8.25%, 2/1/2012                                                    255,000                 208,463
Rockwood Specialties Group, Inc., 144A,                              EUR
7.625%, 11/15/2014                                                                          510,000                 679,664
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                             203,000                 209,090
TriMas Corp., 9.875%, 6/15/2012                                                             958,000                 996,320
United States Steel LLC:
9.75%, 5/15/2010                                                                            419,000                 478,707
10.75%, 8/1/2008                                                                             55,000                  65,038
                                                                                                               ------------
                                                                                                                 17,476,813

Telecommunication Services 8.0%
AirGate PCS, Inc., 144A, 6.41%**, 10/15/2011                                                141,000                 145,230
American Cellular Corp., Series B, 10.0%, 8/1/2011                                        1,073,000                 989,842
American Tower Corp., 144A, 7.125%, 10/15/2012                                              215,000                 216,075
AT&T Corp.:
9.05%, 11/15/2011                                                                           425,000                 493,000
9.75%, 11/15/2031                                                                           519,000                 661,076
Cincinnati Bell, Inc., 8.375%, 1/15/2014  (d)                                             1,452,000               1,473,780
Crown Castle International Corp., 9.375%, 8/1/2011                                          200,000                 222,000
Dobson Communications Corp., 8.875%, 10/1/2013                                              400,000                 295,000
GCI, Inc., 7.25%, 2/15/2014                                                                 223,000                 221,885
Insight Midwest LP, 9.75%, 10/1/2009                                                        171,000                 179,550
LCI International, Inc., 7.25%, 6/15/2007                                                   528,000                 512,160
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011                                           290,000                 250,125
MCI, Inc., 8.735%, 5/1/2014                                                               1,336,000               1,461,250
Nextel Communications, Inc., 5.95%, 3/15/2014                                               240,000                 249,000
Nextel Partners, Inc., 8.125%, 7/1/2011                                                     328,000                 360,800
Northern Telecom Capital, 7.875%, 6/15/2026                                                 177,000                 174,788
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                                       298,000                 324,075
Qwest Corp.:
7.25%, 9/15/2025                                                                          1,368,000               1,333,800
144A, 7.875%, 9/1/2011                                                                      135,000                 144,450
Qwest Services Corp.:
144A, 13.5%, 12/15/2010                                                                     607,000                 720,812
144A, 14.0%, 12/15/2014                                                                     450,000                 563,625
Rural Cellular Corp., 9.875%, 2/1/2010                                                      210,000                 223,650
SBA Telecom, Inc., Step-up Coupon,
0% to 12/15/2007, 9.75% to 12/15/2011                                                       115,000                  99,044
Triton PCS, Inc., 8.5%, 6/1/2013                                                            175,000                 168,438
Ubiquitel Operating Co., 9.875%, 3/1/2011                                                    64,000                  70,560
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                                360,000                 401,400
Western Wireless Corp., 9.25%, 7/15/2013                                                     60,000                  69,900
                                                                                                               ------------
                                                                                                                 12,025,315

Utilities 5.2%
AES Corp., 144A, 8.75%, 5/15/2013                                                           855,000                 957,600
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012                                                                      444,000                 493,950
144A, 10.25%, 11/15/2007                                                                      4,000                   4,480
Aquila, Inc., 14.875%, 7/1/2012                                                             111,000                 154,845
Calpine Corp.:
8.25%, 8/15/2005  (d)                                                                       374,000                 374,000
144A, 8.5%, 7/15/2010                                                                       565,000                 443,525
CMS Energy Corp.:
7.5%, 1/15/2009                                                                             265,000                 280,569
8.5%, 4/15/2011                                                                              65,000                  72,556
9.875%, 10/15/2007                                                                          265,000                 293,156
Consumers Energy Co., 6.3%, 2/1/2012                                                        160,000                 159,696
DPL, Inc., 6.875%, 9/1/2011                                                                 824,000                 893,623
Midwest Generation LLC, 8.75%, 5/1/2034                                                     204,000                 227,970
Mission Energy Holding Co., 13.5%, 7/15/2008                                                167,000                 208,332
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                                 110,000                 113,203
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                  1,365,000               1,470,787
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                             411,000                 459,293
10.0%, 10/1/2009                                                                            566,000                 654,437
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                           509,000                 536,995
                                                                                                               ------------
                                                                                                                  7,799,017


Total Corporate Bonds (Cost $109,268,831)                                                                       111,711,835
                                                                                                               ------------
Foreign Bonds - US$ Denominated 19.6%
Consumer Discretionary 2.6%
Advertising Directory Solutions, Inc., 144A, 9.25%, 11/15/2012                              235,000                 247,925
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                      501,000                 574,898
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                             580,000                 655,400
Shaw Communications, Inc.:
7.25%, 4/6/2011                                                                             185,000                 202,112
8.25%, 4/11/2010                                                                            853,000                 968,155
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                                        591,000                 449,160
Vicap SA, 11.375%, 5/15/2007                                                                133,000                 134,330
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                      216,000                 222,480
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013                                           410,000                 395,650
                                                                                                               ------------
                                                                                                                  3,850,110

Consumer Staples 1.3%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                        316,000                 352,340
Fage Dairy Industry SA, 9.0%, 2/1/2007                                                    1,556,000               1,556,000
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                                       108,000                 112,320
                                                                                                               ------------
                                                                                                                  2,020,660

Energy 2.1%
Gazprom OAO, 144A, 9.625%, 3/1/2013                                                         590,000                 702,100
Luscar Coal Ltd., 9.75%, 10/15/2011                                                         405,000                 453,600
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                              1,430,063               1,633,847
Secunda International Ltd., 144A, 10.66%**, 9/1/2012                                        330,000                 325,875
                                                                                                               ------------
                                                                                                                  3,115,422

Financials 0.9%
Conproca SA de CV, 12.0%, 6/16/2010                                                         248,000                 312,480
Eircom Funding, 8.25%, 8/15/2013                                                            395,000                 431,537
Mizuho Financial Group, 8.375%, 12/29/2049                                                  175,000                 192,798
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011  (d)                                         476,000                 399,840
                                                                                                               ------------
                                                                                                                  1,336,655

Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010                                                              70,000                  72,538
                                                                                                               ------------
Industrials 2.0%
CP Ships Ltd., 10.375%, 7/15/2012                                                           386,000                 447,760
Grupo Transportacion Ferroviaria Mexicana SA de CV:
10.25%, 6/15/2007                                                                           727,000                 776,072
11.75%, 6/15/2009                                                                           417,000                 420,128
12.5%, 6/15/2012                                                                            482,000                 561,530
LeGrand SA, 8.5%, 2/15/2025                                                                 367,000                 433,060
Stena AB:
144A, 7.0%, 12/1/2016                                                                       165,000                 159,637
9.625%, 12/1/2012                                                                           111,000                 124,320
Supercanal Holding SA, 11.5%, 5/15/2005 *                                                   464,000                  60,320
                                                                                                               ------------
                                                                                                                  2,982,827

Information Technology 0.4%
Flextronics International Ltd., 144A, 6.25%, 11/15/2014                                     671,000                 657,580
                                                                                                               ------------
Materials 4.0%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                                                 285,000                 294,975
Avecia Group PLC, 11.0%, 7/1/2009                                                           839,000                 885,145
Cascades, Inc.:
7.25%, 2/15/2013                                                                            553,000                 577,885
144A, 7.25%, 2/15/2013                                                                       40,000                  41,800
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                           297,000                 299,970
Citigroup Global (Severstal), 8.625%, 2/24/2009                                             213,000                 215,513
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                   265,000                 310,713
ISPAT Inland ULC, 9.75%, 4/1/2014                                                           480,000                 591,600
Novelis, Inc., 144A, 7.25%, 2/15/2015                                                       735,000                 753,375
Rhodia SA, 8.875%, 6/1/2011  (d)                                                            510,000                 522,750
Tembec Industries, Inc., 8.5%, 2/1/2011                                                   1,501,000               1,485,990
                                                                                                               ------------
                                                                                                                  5,979,716

Sovereign Bonds 1.4%
Aries Vermogensverwaltung GmbH, 144A, Series C, 9.6%, 10/25/2014                            500,000                 618,125
Dominican Republic, 144A, 9.04%, 1/23/2013                                                  143,000                 130,487
Federative Republic of Brazil, 8.875%, 10/14/2019                                           513,000                 529,672
Republic of Argentina:
11.375%, 3/15/2010 *                                                                        271,000                  81,977
Series BGL5, 11.375%, 1/30/2017 *                                                           120,000                  38,460
Series BGL5, 11.375%, 1/30/2017 *                                                           330,000                 104,775
11.75%, 4/7/2009 *                                                                          325,000                  98,313
11.75%, 6/15/2015 *                                                                         320,000                 100,320
Series 2031, 12.0%, 6/19/2031 *                                                              89,040                  27,870
12.375%, 2/21/2012 *                                                                        174,000                  54,375
Republic of Turkey:
7.25%, 3/15/2015                                                                            219,000                 225,570
9.0%, 6/30/2011                                                                             115,000                 129,950
Republic of Uruguay, (PIK), 7.875%, 1/15/2033                                                   100                      90
                                                                                                               ------------
                                                                                                                  2,139,984

Telecommunication Services 4.5%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                                      79,000                  68,730
Axtel SA:
11.0%, 12/15/2013                                                                           403,000                 432,721
144A, 11.0%, 12/15/2013                                                                     110,000                 118,113
Embratel, Series B, 11.0%, 12/15/2008                                                       285,000                 323,475
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                                        385,000                 380,187
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *                                        67,000                  48,910
Inmarsat Finance PLC, 7.625%, 6/30/2012                                                     407,000                 415,140
Innova S. de R.L., 9.375%, 9/19/2013                                                        127,000                 144,145
INTELSAT, 6.5%, 11/1/2013                                                                   142,000                 118,925
Intelsat Bermuda Ltd.:
144A, 7.794%**, 1/15/2012                                                                   160,000                 164,800
144A, 8.25%, 1/15/2013                                                                      500,000                 517,500
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                                  827,000                 862,147
Mobifon Holdings BV, 12.5% , 7/31/2010                                                      680,000                 810,900
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                      266,000                 275,975
Nortel Networks Corp., 6.875%, 9/1/2023                                                     436,000                 412,020
Nortel Networks Ltd., 6.125%, 2/15/2006                                                   1,371,000               1,389,852
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                      205,000                 206,538
                                                                                                               ------------
                                                                                                                  6,690,078

Utilities 0.4%
Calpine Canada Energy Finance, 8.5%, 5/1/2008  (d)                                          800,000                 588,000
                                                                                                               ------------

Total Foreign Bonds - US$ Denominated (Cost $28,663,331)                                                         29,433,570
                                                                                                               ------------
Foreign Bonds - Non US$ Denominated 1.4%
Consumer Discretionary 0.1%
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                          EUR           137,000                 179,005
                                                                                                               ------------
Industrials 0.3%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                                  EUR           357,000                 490,887
                                                                                                               ------------
Materials 0.3%
Rhodia SA, 9.25%, 6/1/2011                                                    EUR           265,000                 360,498
                                                                                                               ------------
Sovereign Bonds 0.7%
Mexican Fixed Rate Bonds, Series MI-10, 8.0%, 12/19/2013                      MXN         5,468,500                 445,513
Republic of Argentina:
Series FEB, 8.0%, 2/26/2008 *                                                 EUR           145,000                  55,751
8.00%, 2/26/2008 *                                                            EUR           220,000                  84,587
10.25%, 2/6/2049 *                                                            EUR           593,098                 229,972
10.5%, 11/14/2049 *                                                           EUR           380,401                 140,062
11.25%, 4/10/2006 *                                                           EUR           177,930                  69,571
12.0%, 9/19/2016 *                                                            EUR            16,873                   6,268
                                                                                                               ------------
                                                                                                                  1,031,724


Total Foreign Bonds - Non US$ Denominated (Cost $1,787,477)                                                       2,062,114
                                                                                                               ------------
Convertible Bond 0.4%
DIMON, Inc., 6.25%, 3/31/2007                                                               450,000                 427,500
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006                                                           190,000                 188,100
144A, Series EURO, 7.5%, 9/25/2006                                                           40,000                  39,600

                                                                                                               ------------
Total Convertible Bond (Cost $637,251)                                                                              655,200

                                                                                             Shares                Value ($)
                                                                                             ------                ---------
Common Stocks 0.0%
GEO Specialty Chemicals, Inc. *
(Cost $8,353)                                                                                   640                   9,600
                                                                                                                -----------

Warrants 0.0%
Dayton Superior Corp., 144A  *                                                                  645                       7
TravelCenters of America, Inc. *                                                              2,110                  10,550
McLeod USA, Inc. *                                                                                1                       0

                                                                                                               ------------
Total Warrants (Cost $12,814)                                                                                        10,557

Preferred Stocks 0.5%
Paxson Communications Corp., 14.25%, (PIK)                                                       62                 508,400
TNP Enterprises, Inc., 14.5%, "D", (PIK)                                                      2,200                 255,200
                                                                                                               ------------
Total Preferred Stocks (Cost $769,051)                                                                              763,600

                                                                                                    Principal
                                                                                                    Amount ($)     Value ($)

Other Investments 0.4%
Hercules Trust II, (Bond Unit)
(Cost $644,193)                                                                             791,000                 654,552
                                                                                                               ------------
                                                                                             Shares                Value ($)

Securities Lending Collateral 7.2%
Daily Assets Fund Institutional, 2.32% (c)(e)
(Cost $10,834,000)                                                                       10,834,000              10,834,000
                                                                                                               ------------
Cash Equivalents 3.9%
Scudder Cash Management QP Trust, 2.27% (b)
(Cost $5,778,791)                                                                         5,778,791               5,778,791
                                                                                                               ------------

                                                                                             % of
                                                                                           Net Assets           Value ($)
                                                                                           ----------           ---------

Total Investment Portfolio  (Cost $158,404,092)                                               107.8             161,913,819
Other Assets and Liabilities, Net                                                              -7.8             -11,697,513
                                                                                                               ------------
Net Assets                                                                                    100.0             150,216,306
                                                                                                               ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

                                                       Maturity     Principal               Acquisition
Security                              Coupon             Date         Amount                  Cost ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------
Congelum Corp.                              8.625 %    8/1/2008          165,000   USD           123,432       166,650
------------------------------------------------------------------------------------------------------------------------
GEO Specialty Chemicals, Inc.              10.125 %     8/1/2008          222,000  USD             81,035       133,200
------------------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV                      10.0 %   7/15/2004           67,000   USD            40,931        48,910
------------------------------------------------------------------------------------------------------------------------
Intermet Corp.:
------------------------------------------------------------------------------------------------------------------------
                                              1.0 %   3/31/3009        1,000,000   USD           951,732       991,250
------------------------------------------------------------------------------------------------------------------------
                                             9.75 %   6/15/2009          172,000   USD            71,369        96,320
------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.                      12.0 %   10/15/2010          544,645  USD           278,051       337,680
------------------------------------------------------------------------------------------------------------------------
Republic of Argentina:
------------------------------------------------------------------------------------------------------------------------
                                              8.0 %    2/26/2008          145,000  EUR             47,175        55,751
------------------------------------------------------------------------------------------------------------------------
                                              8.0 %    2/26/2008          220,000  EUR             71,311        84,587
------------------------------------------------------------------------------------------------------------------------
                                            10.25 %     2/6/2049          593,098  EUR            120,026       229,972
------------------------------------------------------------------------------------------------------------------------
                                             10.5 %   11/14/2049          380,401  EUR             80,835       140,062
------------------------------------------------------------------------------------------------------------------------
                                            11.25 %    4/10/2006          177,930  EUR             50,792        69,571
------------------------------------------------------------------------------------------------------------------------
                                           11.375 %    3/15/2010          271,000  USD             84,599        81,977
------------------------------------------------------------------------------------------------------------------------
                                           11.375 %    1/30/2017          120,000  USD             37,350        38,460
------------------------------------------------------------------------------------------------------------------------
                                           11.375 %    1/30/2017          330,000  USD            110,392       104,775
------------------------------------------------------------------------------------------------------------------------
                                            11.75 %     4/7/2009          325,000  USD            106,438        98,313
------------------------------------------------------------------------------------------------------------------------
                                            11.75 %    6/15/2015          320,000  USD            103,811       100,320
------------------------------------------------------------------------------------------------------------------------
                                             12.0 %    9/19/2016           16,873  EUR              3,190         6,268
------------------------------------------------------------------------------------------------------------------------
                                             12.0 %    6/19/2031           89,040  USD             19,366        27,870
------------------------------------------------------------------------------------------------------------------------
                                           12.375 %    2/21/2012          174,000  USD             51,113        54,375
------------------------------------------------------------------------------------------------------------------------
Supercanal Holding SA                        11.5 %    5/15/2005          464,000  USD            281,627        60,320
------------------------------------------------------------------------------------------------------------------------
Trump Holdings & Funding                   12.625 %    3/15/2010          275,000  USD            285,936       305,250
------------------------------------------------------------------------------------------------------------------------
                                                                                               $3,000,511    $3,231,881
------------------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2005.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2005 amounted to $10,772,220, which is 7.2% of total net assets.

(e) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

REIT:  Real Estate Investment Trust
As of January 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                              Unrealized
                                                                                              Appreciation
      Contracts to Deliver                                In Exchange For           Date       (US $)
----------------------------------------------------------------------------------------------------------
USD                                        67,478 EUR                      54,771 3/9/2005          3,944
----------------------------------------------------------------------------------------------------------
USD                                        53,978 EUR                      43,735 3/9/2005          3,053
----------------------------------------------------------------------------------------------------------
USD                                        71,455 EUR                      55,366 3/9/2005            743
----------------------------------------------------------------------------------------------------------
EUR                                        14,331 USD                      19,029 3/9/2005            341
----------------------------------------------------------------------------------------------------------
EUR                                         5,225 USD                       7,032 3/9/2005            218
----------------------------------------------------------------------------------------------------------
EUR                                        51,937 USD                      69,157 5/27/2005         1,320
----------------------------------------------------------------------------------------------------------
EUR                                       119,800 USD                     161,922 5/27/2005         5,446
----------------------------------------------------------------------------------------------------------
EUR                                       339,429 USD                     445,242 5/27/2005         1,902
----------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                      16,967
----------------------------------------------------------------------------------------------------------

                                                                                             Unrealized
                                                                                            Depreciation
      Contracts to Deliver                                In Exchange For           Date       (US $)
----------------------------------------------------------------------------------------------------------
USD                                       172,859 EUR                     131,172 3/9/2005         (1,811)
----------------------------------------------------------------------------------------------------------
USD                                     1,325,419 EUR                     996,638 3/9/2005        (25,799)
----------------------------------------------------------------------------------------------------------
EUR                                     1,856,864 USD                   2,278,817 3/9/2005       (142,540)
----------------------------------------------------------------------------------------------------------
EUR                                        16,306 USD                      19,991 3/9/2005         (1,272)
----------------------------------------------------------------------------------------------------------
EUR                                       139,778 USD                     169,690 3/9/2005        (12,581)
----------------------------------------------------------------------------------------------------------
EUR                                       164,887 USD                     203,058 3/9/2005        (11,955)
----------------------------------------------------------------------------------------------------------
EUR                                       136,644 USD                     168,073 3/9/2005        (10,112)
----------------------------------------------------------------------------------------------------------
EUR                                        33,587 USD                      41,380 3/9/2005         (2,418)
----------------------------------------------------------------------------------------------------------
EUR                                       151,900 USD                     188,283 3/9/2005         (9,795)
----------------------------------------------------------------------------------------------------------
EUR                                        33,784 USD                      42,670 3/9/2005         (1,385)
----------------------------------------------------------------------------------------------------------
EUR                                        53,626 USD                      68,448 3/9/2005         (1,480)
----------------------------------------------------------------------------------------------------------
EUR                                        78,577 USD                      99,882 3/9/2005         (2,582)
----------------------------------------------------------------------------------------------------------
EUR                                        83,224 USD                     106,016 3/9/2005         (2,508)
----------------------------------------------------------------------------------------------------------
EUR                                        24,800 USD                      31,900 3/9/2005           (439)
----------------------------------------------------------------------------------------------------------
EUR                                       639,516 USD                     829,785 3/9/2005         (4,146)
----------------------------------------------------------------------------------------------------------
EUR                                        51,777 USD                      66,887 3/9/2005           (630)
----------------------------------------------------------------------------------------------------------
EUR                                        54,751 USD                      70,906 3/9/2005           (489)
----------------------------------------------------------------------------------------------------------
EUR                                        96,204 USD                     125,413 3/9/2005            (38)
----------------------------------------------------------------------------------------------------------
USD                                        72,867 EUR                      54,919 3/9/2005         (1,252)
----------------------------------------------------------------------------------------------------------
USD                                        81,934 EUR                      62,438 3/9/2005           (516)
----------------------------------------------------------------------------------------------------------
MXN                                     3,632,714 USD                     310,117 3/9/2005        (12,261)
----------------------------------------------------------------------------------------------------------
MXN                                       260,617 USD                      22,099 3/9/2005         (1,029)
----------------------------------------------------------------------------------------------------------
MXN                                       281,378 USD                      24,794 3/9/2005           (176)
----------------------------------------------------------------------------------------------------------
MXN                                       983,935 USD                      85,739 5/27/2005          (419)
----------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                    (247,633)
----------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
EUR                  Euro                      USD         United States Dollar
--------------------------------------------------------------------------------
MXN                  Mexican Peso
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Income Plus Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder High Income Plus Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005